Financial Debt - Valuation model (Details) - Convertible bonds	Dec. 31, 2025 € / shares	Dec. 18, 2025 € / shares
Coupon (interest) rate
Disclosure of financial debt
Significant unobservable input liabilities	0.065	0.065
Conversion price
Disclosure of financial debt
Significant unobservable input liabilities	5	5
Stock price
Disclosure of financial debt
Significant unobservable input liabilities	4.09	4.05
Return dividend
Disclosure of financial debt
Significant unobservable input liabilities	0	0
Expected volatility
Disclosure of financial debt
Significant unobservable input liabilities	0.6518	0.6534
Discount rate
Disclosure of financial debt
Significant unobservable input liabilities	0.1023	0.1024